Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance sheet value		€ 1,203		€ 1,088
Total assets		884,603	[1]	843,878	[1],[2]	€ 842,216
Total liabilities		834,751		794,734	[1]
Total Income	[3]	€ 18,324		€ 18,590		€ 17,902
TMB Public Company Limited. [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Interest held		30.00%		30.00%
Fair value of listed investment		€ 776		€ 1,006
Balance sheet value		991		877
Total assets		23,494		21,251
Total liabilities		20,884		19,004
Total Income		1,055		711
Total expenses		722		507
Other investments in associates and joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balance sheet value		€ 212		€ 211

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[2]

The amounts for the period ended 31 December 2017 have been prepared in accordance with IAS 39, the adoption of IFRS 9 led to new presentation requirements for 2018; prior period amounts have not been restated Reference is m ade to Note 1 ‘Accounting policies’ for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[3]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.